DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
We had the following notional amount of outstanding commodity forward contracts that were entered into to hedge forecasted purchases:

	December 31,
	2015	2014
	($ in millions)
Copper	$43.6	$62.7
Zinc	8.7	6.8
Lead	9.3	14.1
Natural gas	2.0	5.7

Summary of location and fair value of derivative instruments on condensed balance sheets
The following table summarizes the location and fair value of the derivative instruments on our condensed balance sheets. The table disaggregates our net derivative assets and liabilities into gross components on a contract-by-contract basis before giving effect to master netting arrangements:

	Asset Derivatives				Liability Derivatives
		Fair Value				Fair Value
Derivatives Designated as Hedging Instruments	Balance Sheet Location	March 31, 2016	December 31, 2015	March 31, 2015	Balance Sheet Location	March 31, 2016	December 31, 2015	March 31, 2015
		($ in millions)				($ in millions)
Interest rate contracts	Other current assets	$—	$—	$—	Current installments of long-term debt	$0.6	$1.2	$—
Interest rate contracts	Other assets	—	—	—	Long-term debt	0.3	0.4	3.8
Commodity contracts – losses	Other current assets	—	—	—	Accrued liabilities	7.6	11.5	8.1
Commodity contracts – gains	Other current assets	—	—	—	Accrued liabilities	(1.0)	(0.1)	(0.5)
		$—	$—	$—		$7.5	$13.0	$11.4
Derivatives Not Designated as Hedging Instruments
Interest rate contracts – gains	Other current assets	$0.9	$1.2	$—	Accrued liabilities	$—	$—	$—
Interest rate contracts – losses	Other current assets	(0.4)	(0.1)	—	Accrued liabilities	—	—	—
Interest rate contracts – gains	Other assets	—	—	3.9	Other liabilities	—	—	—
Interest rate contracts – losses	Other assets	—	—	(1.0)	Other liabilities	—	—	—
Commodity contracts – losses	Other current assets	—	—	—	Accrued liabilities	0.1	0.2	1.2
Foreign exchange contracts – gains	Other current assets	0.4	0.1	—	Accrued liabilities	(0.3)	—	—
Foreign exchange contracts – losses	Other current assets	(0.4)	—	—	Accrued liabilities	1.8	—	—
		$0.5	$1.2	$2.9		$1.6	$0.2	$1.2
Total derivatives(1)		$0.5	$1.2	$2.9		$9.1	$13.2	$12.6

(1)	Does not include the impact of cash collateral received from or provided to counterparties.

The following table summarizes the location and fair value of the derivative instruments on our consolidated balance sheets.  The table disaggregates our net derivative assets and liabilities into gross components on a contract-by-contract basis before giving effect to master netting arrangements:

	Asset Derivatives			Liability Derivatives
		Fair Value			Fair Value
		December 31,			December 31,
Derivatives Designated as Hedging Instruments	Balance Sheet Location	2015	2014	Balance Sheet Location	2015	2014
		($ in millions)			($ in millions)
Interest rate contracts	Other current assets	$—	$—	Current installments of long-term debt	$1.2	$—
Interest rate contracts	Other assets	—	—	Long-term debt	0.4	4.5
Commodity contracts – losses	Other current assets	—	—	Accrued liabilities	11.5	7.2
Commodity contracts – gains	Other current assets	—	—	Accrued liabilities	(0.1)	(0.1)
		$—	$—		$13.0	$11.6
Derivatives Not Designated as Hedging Instruments
Interest rate contracts – gains	Other current assets	$1.2	$—	Accrued liabilities	$—	$—
Interest rate contracts – losses	Other current assets	(0.1)	—	Accrued liabilities	—	—
Interest rate contracts – gains	Other assets	—	4.3	Other liabilities	—	—
Interest rate contracts – losses	Other assets	—	(0.8)	Other liabilities	—	—
Commodity contracts – losses	Other current assets	—	—	Accrued liabilities	0.2	1.5
Foreign exchange contracts – gains	Other current assets	0.1	—	Accrued liabilities	—	—
		$1.2	$3.5		$0.2	$1.5
Total derivatives(1)		$1.2	$3.5		$13.2	$13.1

(1)	Does not include the impact of cash collateral received from or provided to counterparties.

Summary of effects of derivative instruments on consolidated statements of operations
The following table summarizes the effects of derivative instruments on our condensed statements of income:

		Amount of Gain (Loss)
		Three Months Ended March 31,
	Location of Gain (Loss)	2016	2015
Derivatives – Cash Flow Hedges		($ in millions)
Recognized in other comprehensive loss (effective portion)	———	$1.1	$(2.4)

Reclassified from accumulated other comprehensive loss into income (effective portion)	Cost of goods sold	$(3.7)	$(1.9)
Derivatives – Fair Value Hedges
Interest rate contracts	Interest expense	$0.7	$0.7
Derivatives Not Designated as Hedging Instruments
Commodity contracts	Cost of goods sold	$(0.4)	$(1.7)
Foreign exchange contracts	Selling and administration	(3.1)	—
		$(3.5)	$(1.7)

The following table summarizes the effects of derivative instruments on our consolidated statements of operations:

		Amount of Gain (Loss)
		Years Ended December 31,
	Location of Gain (Loss)	2015	2014	2013
Derivatives – Cash Flow Hedges		($ in millions)
Recognized in other comprehensive loss (effective portion)	———	$(13.9)	$(10.2)	$(7.7)
Reclassified from accumulated other comprehensive loss into income (effective portion)	Cost of goods sold	$(9.7)	$(1.8)	$(1.4)
Derivatives – Fair Value Hedges
Interest rate contracts	Interest expense	$2.8	$2.9	$2.9
Derivatives Not Designated as Hedging Instruments
Commodity contracts	Cost of goods sold	$(2.2)	$1.4	$0.4
Foreign exchange contracts	Selling and administration	0.1	—	—
		$(2.1)	$1.4	$0.4

The ineffective portion of changes in fair value resulted in zero charged or credited to earnings for the years ended December 31, 2015, 2014 and 2013.